UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2002

Check here if Amendment [  ];       Amendment Number: ___

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Capital Management, LLC
Address:        21 Custom House Street
                Suite 240
                Boston, MA 02110

Form 13F File Number:         28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Gary S. Saks
Title:          Vice President, Treasurer and Secretary
Phone:          617.757.7601

Signature, Place and Date of Signing:


/s/Gary S. Saks                     Boston, MA              October 10, 2002
---------------------------   ---------------------   --------------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other  Managers  Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
          28- None
    --------------------        ----------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                  88
Form 13F Information Table Value Total:                326,536
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.          Form 13F File Number              Name
       ___              28 - None                     _____________


     [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      COM              350865101     9816   413650 SH       SOLE                   295350            118300
A.M. Castle & Co.              COM              148411101     5636   834900 SH       SOLE                   600500            234400
AES Corp.                      COM              00130h105      152    60375 SH       SOLE                    60375
AK Steel Holding Corp          COM              001547108    10552  1443556 SH       SOLE                  1049119            394437
American International Group   COM              026874107      492     8995 SH       SOLE                     8995
American Vanguard Corp         COM              030371108     1689    83600 SH       SOLE                    83600
Ariad Pharmaceuticals Inc      COM              04033A100    11518  3644970 SH       SOLE                  2676970            968000
Artisoft, Inc.                 COM              04314L106       14    20800 SH       SOLE                    20800
Auspex Systems, Inc.           COM              052116100       15    38000 SH       SOLE                    38000
BNS Co CL A                    COM              055961304       48    17000 SH       SOLE                    17000
Bristol Myers                  COM              110122108      294    12332 SH       SOLE                    12332
Butler International, Inc      COM              123649105      255   773500 SH       SOLE                   773500
Capstone Turbine Corp          COM              14067d102       14    24300 SH       SOLE                    24300
Cendant Corp.                  COM              151313103      279    25925 SH       SOLE                    25925
Ceridian Corp.                 COM              15677t106      335    23520 SH       SOLE                    23520
Citigroup, Inc.                COM              172967101      208     7025 SH       SOLE                     7025
Coca-Cola Bottling Co.         COM              191098102     2880    61400 SH       SOLE                    61400
Commonwealth Industries Inc    COM              203004106     9412  1792748 SH       SOLE                  1330948            461800
Craftmade International, Inc.  COM              22413e104     2156   162700 SH       SOLE                   162700
Crompton Corp                  COM              227116100    15379  1530259 SH       SOLE                  1104990            425269
D & E Communications Inc       COM              232860106     1860   186000 SH       SOLE                   186000
DT Industries Inc.             COM              23333J108     7633  2775650 SH       SOLE                  1960750            814900
Ditech Communications Corp     COM              25500m103     1503   899800 SH       SOLE                   899800
DuraSwitch Industries          COM              266905207       31    12325 SH       SOLE                    12325
E.Piphany Inc                  COM              26081v100       38    10650 SH       SOLE                    10650
ELITE Information Group Inc    COM              28659M106     6262   899750 SH       SOLE                   644750            255000
EMS Technologies Inc.          COM              26873N108     3387   330075 SH       SOLE                   252075             78000
EPIX Medical Inc               COM              26881Q101     2173   479675 SH       SOLE                   348475            131200
ExxonMobil                     COM              30231g102      736    23072 SH       SOLE                    23072
GSI Lumonics Inc               COM              36229U102     4608   911528 SH       SOLE                   658328            253200
Gehl Company                   COM              368483103     2441   237905 SH       SOLE                   237905
GenCorp Inc.                   COM              368682100     6489   645050 SH       SOLE                   484150            160900
General Electric Co.           COM              369604103      826    33497 SH       SOLE                    33497
Goodyear Tire & Rubber         COM              382550101      213    23950 SH       SOLE                    23950
Graphic Packaging Internationa COM              388690109    11295  1415425 SH       SOLE                  1025525            389900
Hewlett Packard                COM              428236103      245    20968 SH       SOLE                    20968
IBM                            COM              459200101      715    12249 SH       SOLE                    12249
Intertan Inc                   COM              461120107     8390  1202075 SH       SOLE                   862275            339800
JLG Industries Inc.            COM              466210101     6605   820475 SH       SOLE                   610575            209900
Lamson & Sessions Co.          COM              513696104     2537   735300 SH       SOLE                   735300
Limited Inc.                   COM              532716107      176    12300 SH       SOLE                    12300
MagneTek Inc.                  COM              559424106     4686  1464400 SH       SOLE                  1075900            388500
Material Sciences Corp         COM              576674105    10375   852525 SH       SOLE                   606425            246100
McKesson Corporation           COM              58155q103      500    17640 SH       SOLE                    17640
Measurement Specialties        COM              583421102        0    27150 SH       SOLE                    27150
Merck & Co.                    COM              589331107      589    12890 SH       SOLE                    12890
Mission Resources Corp         COM              605109107     1635  1739120 SH       SOLE                  1360420            378700
Motorola, Inc                  COM              620076109      312    30655 SH       SOLE                    30655
NACCO Industries Inc.          COM              629579103     5417   136110 SH       SOLE                    96210             39900
National RV Holdings, Inc      COM              637277104     1184   192500 SH       SOLE                   192500
Nortel Networks Corp.          COM              656568102       21    38580 SH       SOLE                    38580
Old Dominion Freight Line      COM              679580100      373    20200 SH       SOLE                    20200
Oneida Limited                 COM              682505102     6642   476825 SH       SOLE                   345925            130900
Oracle Systems Corp.           COM              68389x105       84    10640 SH       SOLE                    10640
Pepsico Inc.                   COM              713448108      386    10449 SH       SOLE                    10449
Pfizer Inc.                    COM              717081103      611    21069 SH       SOLE                    21069
Pioneer-Standard Electronics I COM              723877106     4950   683660 SH       SOLE                   470860            212800
PolyOne Corp                   COM              73179P106    15019  1748410 SH       SOLE                  1252010            496400
Poore Brothers, Inc            COM              732813100     1247   547000 SH       SOLE                   547000
Praecis Pharmaceuticals Inc.   COM              739421105    10471  3502050 SH       SOLE                  2684650            817400
Progress Software Corp         COM              743312100     4169   344573 SH       SOLE                   265173             79400
Quanta Services inc.           COM              74762E102     2191  1053300 SH       SOLE                   746400            306900
RTI International Metals Inc.  COM              74973W107     4763   453650 SH       SOLE                   322150            131500
Safeway, Inc.                  COM              786514208      278    12460 SH       SOLE                    12460
Scios Inc                      COM              808905103     8208   322525 SH       SOLE                   245825             76700
Segue Software, Inc.           COM              815807102       80    76450 SH       SOLE                    76450
Shaw Group Inc.                COM              820280105    10362   729710 SH       SOLE                   547610            182100
Signal Technology Corp.        COM              826675100    15738  1710625 SH       SOLE                  1241225            469400
Skyworks Solutions Corp        COM              83088M102     4113   908050 SH       SOLE                   654950            253100
Southwestern Energy Co         COM              845467109     4412   367675 SH       SOLE                   292875             74800
State Street Corp.             COM              857477103      203     5252 SH       SOLE                     5252
Sypris Solutions Inc.          COM              871655106     7031   648055 SH       SOLE                   453205            194850
Technitrol Inc.                COM              878555101      597    39950 SH       SOLE                    39950
Terra Nitrogen Company LP      COM              881005201     2493   579875 SH       SOLE                   579875
Tesoro Petroleum Corp.         COM              881609101     4383  1565450 SH       SOLE                  1093150            472300
TransPro Inc.                  COM              893885103     3728   760775 SH       SOLE                   533375            227400
United Stationers Inc          COM              913004107      237     9000 SH       SOLE                     6100              2900
United Therapeutics Corp.      COM              91307C102    15260   927675 SH       SOLE                   691375            236300
Varian Semiconductor Equipment COM              922207105      653    39697 SH       SOLE                    39697
Viacom Inc. Cl B               COM              925524308      351     8648 SH       SOLE                     8648
Viewpoint Corp                 COM              92672P108     3951  1812270 SH       SOLE                  1403870            408400
Wausau-Mosinee Paper Corp      COM              943315101     6435   698675 SH       SOLE                   483675            215000
Westaff Inc.                   COM              957070105     2553  1257700 SH       SOLE                   880600            377100
Wickes Inc.                    COM              967446105      214   523308 SH       SOLE                   327771            195537
Woodhead Industries Inc.       COM              979438108     4000   362943 SH       SOLE                   258143            104800
Xerox                          COM              984121103       89    18040 SH       SOLE                    18040
York Intl Corp                 COM              986670107      924    32760 SH       SOLE                    32760
iDine Rewards Networks Inc     COM              45168A100    15311  1655275 SH       SOLE                  1193975            461300